BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2025
Borrowings And Non-current Financial Liabilities
BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES

10.	BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES

As of December 31, 2025 and 2024 the breakdown of financial instruments by category is as follows:

Current borrowings at amortized cost

	Amortized Cost
12/31/2025	Debt Instruments	Carrying Amount	Fair Value
Current financial liabilities	1,808	1,808	1,808
Other borrowings	1,808	1,808	1,808
Of which: with related parties (Note 14)	1,808	1,808	1,808

	Amortized Cost
12/31/2024	Debt Instruments	Carrying Amount	Fair Value
Current financial liabilities	3,365	3,365	3,365
Other borrowings	3,365	3,365	3,365
Of which: with related parties (Note 14)	3,365	3,365	3,365

Other borrowings correspond to short-term loans, mainly composed of debt with entities from the Codere Group and amounted to €1,808 and €3,365 thousand as of December 31, 2025 and 2024, respectively.

Non-current borrowings at amortized cost

There were no non-current borrowings accounted for at amortized cost as of December 31, 2025 and December 31, 2024.

Financial liabilities associated with financing activities

The following tables present details regarding the changes in financial liabilities as of December 31, 2025 and 2024 that arose from financial activities:

2025

	Balance at 12/31/2024	Cash addition	Related parties debt restructuring	Related party non-cash settlement	Related party cash settlement	Exchange rate impact	Changes in fair value	Balance at 12/31/2025
Other borrowings	3,365	-	-	-	(1,557)	-	-	1,808
Total	3,365	-	-	-	(1,557)	-	-	1,808

2024

	Balance at 12/31/2023	Cash addition	Related parties debt restructuring	Related party non-cash settlement	Related party cash settlement	Exchange rate impact	Changes in fair value	Balance at 12/31/2024
Other borrowings	5,105	-	-	-	(1,740)	-	-	3,365
Total	5,105	-	-	-	(1,740)	-	-	3,365

Other borrowings correspond to short-term loans, mainly composed of debt with entities from the Codere Group, including transactions made by customers through retail sport betting terminals, and amounted to €1,808 thousand and €3,365 thousand as of December 31, 2025 and 2024, respectively.